Average Annual Total Returns - iShares U.S. Treasury Bond ETF	Mar. 01, 2021
ICE U.S. Treasury Core Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.02%	[1]
5 Years	3.77%	[1]
Since Inception	2.69%	[1]
iShares U.S. Treasury Bond ETF
Average Annual Return:
1 Year	7.92%
5 Years	3.65%
Since Inception	2.59%
Inception Date	Feb. 14, 2012
iShares U.S. Treasury Bond ETF | After Taxes on Distributions
Average Annual Return:
1 Year	7.01%	[2]
5 Years	2.88%	[2]
Since Inception	1.96%	[2]
iShares U.S. Treasury Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.72%	[2]
5 Years	2.47%	[2]
Since Inception	1.71%	[2]

[1]	Index returns through June 30, 2016 reflect the performance of the Bloomberg Barclays U.S. Treasury Bond Index. Index returns beginning on July 1, 2016 reflect the performance of the ICE U.S. Treasury Core Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S Treasury Bond Index as the Underlying Index of the Fund. The inception date of the ICE U.S. Treasury Core Bond Index was December 31, 2015.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.